UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21519
Eaton Vance Tax Advantaged Global Dividend Opportunities Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	March 31
Date of Reporting Period	June 30, 2005

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund                                          as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 114.1%

Security	Shares	Value
Banking — 10.9%
Bank of America Corp.	150,000	$ 6,841,500
Bank of Nova Scotia (1)	250,000	8,312,500
BNP Paribas SA (1)	75,000	5,124,590
HBOS PLC (1)	500,000	7,690,536
National City Corp.	200,000	6,824,000
Societe Generale (1)	25,000	2,536,128
UniCredito Italiano SPA (1)	200,000	1,054,884
		$ 38,384,138
Chemicals — 2.7%
Lyondell Chemical Co.	275,000	7,265,500
Rohm and Haas Co.	50,000	2,317,000
		$ 9,582,500
Coal — 4.4%
Fording Canadian Coal Trust (1)	140,000	12,908,000
Peabody Energy Corp.	50,000	2,602,000
		$ 15,510,000
Commercial Services — 1.7%
Donnelley (R.R.) & Sons Co.	175,000	6,039,250
		$ 6,039,250
Computers & Peripherals — 1.1%
International Business Machines Corp.	50,000	3,710,000
		$ 3,710,000
Diversified Manufacturing — 1.2%
Tyco International, Ltd. (1)	150,000	4,380,000
		$ 4,380,000
Diversified Minerals — 3.8%
BHP Billiton Ltd. ADR (1)	250,000	6,825,000
Freeport-McMoran Copper & Gold, Inc., Class B	170,000	6,364,800
		$ 13,189,800
Diversified Telecommunication Services — 10.9%
BCE, Inc. (1)	300,000	7,104,000
BT Group PLC (1)	1,500,000	6,179,952
Commonwealth Telephone Enterprises, Inc.	100,000	4,191,000
Sprint Corp.	400,000	10,036,000
Telecom Corporation of New Zealand, Ltd.	750,000	3,137,571
Telstra Corp. Ltd. (1)	2,000,000	7,703,067
		$ 38,351,590

Drugs — 3.9%
GlaxoSmithKline PLC ADR	200,000	$ 9,702,000
Pfizer, Inc.	150,000	4,137,000
		$ 13,839,000
Machinery — 1.4%
Caterpillar, Inc.	50,000	4,765,500
		$ 4,765,500
Metals - Industrial — 4.1%
Anglo American PLC ADR	125,000	2,937,500
Phelps Dodge Corp.	25,000	2,312,500
Rio Tinto PLC ADR	40,000	4,876,800
Southern Peru Copper Corp. (1)	100,000	4,284,000
		$ 14,410,800
Oil and Gas — 12.1%
BP PLC ADR	175,000	10,916,500
ChevronTexaco Corp.	200,000	11,184,000
Statoil ASA (1)	425,000	8,648,590
Total SA ADR (1)	100,000	11,685,000
		$ 42,434,090
Oil and Gas - Equipment and Services — 4.3%
Halliburton Co.	150,000	7,173,000
Valero Energy Corp.	100,000	7,911,000
		$ 15,084,000
Oil and Gas - Exploration and Production — 11.7%
EnCana Corp. (1)	50,000	1,979,500
ENI SPA (1)	250,000	6,426,312
Kerr-McGee Corp.	112,808	8,608,379
Occidental Petroleum Corp.	150,000	11,539,500
Suncor Energy, Inc. (1)	265,000	12,539,800
		$ 41,093,491
Oil and Gas - Transportation and Distribution — 3.2%
Enbridge, Inc. (1)	400,000	11,400,000
		$ 11,400,000
Paper Products — 2.3%
Kimberly-Clark de Mexico SA de CV (1)	1,000,000	3,421,951
Weyerhaeuser Co.	75,000	4,773,750
		$ 8,195,701
Publishing — 0.7%
Arnoldo Mondadori Editore SPA (1)	250,000	2,378,024
		$ 2,378,024

REITS — 8.0%
AvalonBay Communities, Inc.	25,000	$ 2,020,000
Boston Properties, Inc.	50,000	3,500,000
Developers Diversified Realty Corp.	50,000	2,298,000
Federal Realty Investment Trust	50,000	2,950,000
Plum Creek Timber Co., Inc.	175,000	6,352,500
Public Storage, Inc.	81,400	5,148,550
Rayonier, Inc.	75,000	3,977,250
Simon Property Group, Inc.	25,000	1,812,250
		$ 28,058,550
Retail - General — 1.4%
May Department Stores Co.	125,000	5,020,000
		$ 5,020,000
Telephone Utilities — 1.1%
Telefonos de Mexico SA ADR	200,000	3,778,000
		$ 3,778,000
Tobacco Company — 2.8%
Altria Group, Inc.	150,000	9,699,000
		$ 9,699,000
Utilities - Electric — 6.4%
Edison International	100,000	4,055,000
Enel SPA (1)	821,700	7,173,701
Scottish Power PLC (1)	1,250,000	11,096,032
		$ 22,324,733
Utilities - Electrical and Gas — 10.3%
Dominion Resources, Inc.	150,000	11,008,500
Duke Energy Corp.	50,000	1,486,500
Entergy Corp.	125,000	9,443,750
Exelon Corp.	200,000	10,266,000
National Grid Transco PLC (1)	400,000	3,867,656
		$ 36,072,406
Utilities - Water — 3.7%
Severn Trent PLC (1)	300,000	5,455,835
Veolia Environment (1)	200,000	7,489,557
		$ 12,945,392
Total Common Stocks (identified cost $326,123,274)		$ 400,645,965
Preferred Stocks — 24.2%

Banking — 14.4%
Abbey National PLC, 7.375% (1)	120,500	$ 3,171,560
ABN AMRO North America Capital Funding Trust, 6.968% (1)(2)(3)	950	1,041,734
Banco Santander, 6.41% (1)	140,000	3,535,000
Barclays Bank PLC, 8.55% (1)(2)(3)(4)	55,000	6,644,115
BNP Paribas Capital Trust, 9.003% (1)(2)(3)(4)	35,000	4,400,683
CA Preferred Fund Trust, 7.00% (1)(4)	55,000	5,834,725
Den Norske Bank, 7.729% (1)(2)(3)(4)	36,000	4,359,366
First Republic Bank, 6.70%	30,000	769,500
HSBC Capital Funding LP, 9.547% (1)(2)(3)(4)	40,000	5,069,788
Lloyds TSB Bank PLC, 6.90% (1)(4)	40,000	4,210,688
Royal Bank of Scotland Group PLC, 9.118% (1)(4)	50,000	6,073,920
UBS Preferred Funding Trust I, 8.622% (1)(2)(4)	43,700	5,290,331
		$ 50,401,410
Foods — 1.3%
Dairy Farmers of America, 7.875% (3)	45,000	4,635,900
		$ 4,635,900
Insurance — 8.2%
Ace Ltd., 7.80% (1)	40,000	1,072,000
Aegon NV, 6.375% (1)	80,000	2,021,600
AXA, 7.10% (1)(4)	45,000	4,754,556
ING Capital Funding Trust III, 8.439% (1)(2)(4)	37,500	4,599,540
ING Group NV, 7.20% (1)	80,000	2,108,000
MetLife, Inc., 4.39% (2)	120,000	2,971,200
PartnerRe Ltd., 6.50% (1)	120,000	2,997,600
Prudential PLC, 6.50% (1)(4)	20,000	2,020,628
RenaissanceRe Holdings Ltd., 6.08% (1)	148,000	3,559,400
XL Capital Ltd., 7.625% (1)	12,000	314,880
Zurich Regcaps Fund Trust V (1)(2)(3)	2,500	2,457,031
		$ 28,876,435
Utilities-Gas — 0.3%
Southern Union Co., 7.55%	40,000	1,064,000
		$ 1,064,000
Total Preferred Stocks (identified cost $84,177,586)		$ 84,977,745
Total Investments — 138.3% (identified cost $410,300,860)		$ 485,623,710
Other Assets, Less Liabilities — 3.0%		$ 10,606,826
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (41.3)%		$ (145,047,832)
Net Assets — 100.0%		$ 351,182,704

ADR	—	American Depository Receipt
REIT	—	Real Estate Investment Trust
(1)		Foreign security.
(2)		Variable rate security. The stated interest rate represents the rate in effect at June 30, 2005.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of the securities is $28,608,617 or 8.1% of the Fund’s net assets applicable to common shares.

(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

The Fund did not have any open financial instruments at June 30, 2005.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$ 410,300,860
Gross unrealized appreciation	$ 78,090,027
Gross unrealized depreciation	(2,767,177)
Net unrealized appreciation	$ 75,322,850

Country Concentration of Portfolio

	Percentage
Country	of Total Investments	Value
United States	43.36%	$ 210,572,344
United Kingdom	18.52%	89,913,511
Canada	11.17%	54,243,800
France	8.61%	41,825,238
Italy	3.51%	17,032,921
Australia	2.99%	14,528,067
Norway	2.68%	13,007,956
Bermuda	2.47%	12,009,000
Mexico	2.36%	11,483,951
Netherlands	1.80%	8,729,140
Switzerland	1.09%	5,290,331
Spain	0.73%	3,535,000
New Zealand	0.65%	3,137,571
Cayman Islands	0.06%	314,880
	100.00%	485,623,710

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax Advantaged Global Dividend Opportunities Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	August 29, 2005
By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer
Date:	August 29, 2005